Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Short-term Bank Borrowings

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Fixed-rate bank borrowings	558,000	558,000	85,517

Analyzed as:
Secured	180,000	180,000	27,586
Unsecured	378,000	378,000	57,931

	558,000	558,000	85,517

Range of Interest Rates of Bank Borrowings	Bank borrowings carried the following range of interest rates at the end of the respective reporting period:

	2019	2020
Fixed-rate bank borrowings	4.4%	4.1%-4.4%